Finance costs (Tables)	12 Months Ended
Sep. 30, 2020
Finance costs
Summary of finance costs

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
Interest on convertible loan notes	307,936	69,466